UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /s/PETER W. MAY            New York, New York              11/14/06
       ------------------------   ------------------------------  -------
       [Signature]                [City, State]                   [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:         $ 395,154
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.           Form 13F File Number   Name


       01            28-11639               Nelson Peltz

       02            28-11640               Peter W. May

       03            28-11641               Edward P. Garden

       04            28-06499               Sandell Asset Management Corp.

       05            28-                    Trian Fund Management, L.P.






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                                               FORM 13F INFORMATION TABLE
   COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7      COLUMN 8
                                          VALUE    SHARES/ or SH/PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
-------------- --------------  -----     --------  -------    --------  ----------    --------  ----  ------  ----

Wendy's Intl Inc.   COM      950590109     8,181    260,680    SH        Defined       1,2,3,5        260,680

Wendy's Intl Inc.   COM      950590109   122,884  3,916,013    SH         Other        1,2,3,4,5    3,916,013

H.J. Heinz Co.      COM      423074103    20,699    493,652    SH        Defined       1,2,3,5        493,652

H.J. Heinz Co.      COM      423074103   225,642  5,381,400    SH         Other        1,2,3,4,5    5,381,400

Tribune Co. New     COM      896047107     5,903    180,399    SH        Defined       1,2,3,5        180,399

Tim Hortons Inc.    COM      88706M103     9,285    353,032    SH        Defined       1,2,3,5        353,032

Lions Gate Entmnt
   Corp.          COM NEW    535919203     2,560    255,751    SH        Defined       1,2,3,5        255,751


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